ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2014


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 109%

Convertible Preferred Stock - 15%
United States - 15%


Affiliated Managers Group,Inc. 5.150%        48,410     3,068,226
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,922,062
Chesapeake Energy 5.750% (144A) (b)           1,200     1,344,000
Continental Airlines 3.000%                  15,000       757,000
   Due 11-15-30
Emmis Communications Corporation 6.250%      22,100       346,307
Energy XXI Ltd. 5.625%                          560       151,900
KeyCorporation 7.750% (d)                    12,000     1,552,560
Stanley Black & Decker, Inc. 4.750% (d)      24,790     3,151,429

Total Convertible Preferred Stock (cost $10,344,002)   12,293,984

Mandatory Convertible Preferred Stock- 2%
United States- 2%

Thompson Creek Metals Company, Inc.
1.625% Due 05-15-2015 (d)                   132,050     1,694,201

Total Mandatory Convertible Preferred Stock
(cost $2,405,034)                                       1,694,201


Convertible Bonds - 67%

Canada - 2%
B2Gold Corporation (144A)
   3.250% Due 10-01-18 (b)                  735,000       773,367
Northgate Minerals Corporation
   3.500% Due 10-01-16                      870,000       904,756

Total Canada                                            1,678,123

China - 0%
China Medical Technologies, Inc.(144A)    1,100,000         6,875
   6.250% Due 12-15-16(a)(b)(c)
Home Inns & Hotels
   2.000% Due 12-15-15                      320,000       310,400
ShengdaTech, Inc.(144A)                   1,430,000        21,450
   6.500% Due 12-15-15(a)(b)(c)

Total China                                               338,725


Germany-4%
Siemens AG (Reg S)                        2,750,000     3,335,062
  1.650% Due 08-16-19 (e)


Greece- 2%
Aegean Marine Petroleum Network             350,000       354,375
  4.000% Due 11-01-18
DryShips, Inc. 5.000% Due 12-01-14          480,000       476,400
Excel Maritime Carriers, Ltd. (144A)
  1.875% Due 10-15-27(a)(b)(c)            3,000,000       780,000

Total Greece                                            1,611,675


Indonesia - 0%
APP Finance VI Mauritius                  12,903,000       64,515
   0.000% Due 11-18-12(a)(c)

Switzerland- 3%
Glencore International (Reg S)
5.000% Due 12-31-14 (e)                    2,100,000    2,291,625

United Kingdom-2%
Subsea 7 (Reg S)                           1,400,000    1,690,500
   3.500% Due 10-13-14 (e)

United States - 53%
Affymetrix, Inc. 4.000%                      220,000      313,362
   Due 07-01-19
Alaska Communications Systems Group, Inc.  1,750,000    1,485,312
   (144A)6.250% Due 05-01-18 (b)(d)
Annaly Mortgage Management, Inc. 4.000%    1,200,000    1,282,500
   Due 02-15-15 (d)
Ashland, Inc. 6.500% 		           2,250,000    1,981,406
   Due 06-30-29
Carriage Services (144A)                     450,000      477,562
   2.750% Due 03-15-21 (b)
Convanta Holding Corporation 3.250%        1,700,000    2,000,900
   Due 06-01-14
Cowen Group, Inc. (144A)                     380,000      412,775
   2.750% Due 03-15-19 (b)
Endeavor International Corporation         2,500,000    1,662,500
   5.500% Due 07-15-16
EnPro Industries, Inc.                       555,000    1,214,395
   3.937% Due 10-15-15 (d)
Grubb & Ellis Company(144A)                  810,000        7,087
   7.950% Due 05-01-15 (a)(b)(c)
Hawaiian Holdings, Inc.                      210,000      386,662
   5.000% Due 04-01-16
Intel Corporation (144A) 3.250%            1,465,000    2,048,363
   Due 08-01-39(b)(d)
Invesco Mortgage Capital 5.000%              880,000      854,700
   Due 03-15-18
Johnson & Johnson                          1,900,000    2,576,970
   0.000% Due 07-28-20(c)(d)
L-3 Communications Holdings                  500,000      666,850
   3.000% Due 08-01-35
Laboratory Corporation of America Holdings 1,540,000    2,037,420
   0.000% Due 09-11-21 (c)(d)
Level 3 Communications, Inc.               1,000,000    1,546,300
   7.000% Due 03-15-15
Liberty Media (144A)                       2,800,000    2,663,500
   1.375% Due 10-15-23 (b)(d)
Medicines Company 1.375%                     160,000      195,920
   Due 06-01-17
Molycorp, Inc. 6.000%                      1,000,000      804,400
   Due 09-01-17
Molycorp, Inc.                               220,000      196,625
   5.500% Due 02-01-18
Omnicom Group 0.000%                       1,160,000    1,542,800
   Due 07-31-32 (c)(d)
PDL BioPharma, Inc. 4.000%                 1,000,000    1,062,600
   Due 02-01-18
PHH Corporation 4.000%                     1,250,000    1,364,875
   Due 09-01-14
Rayonier Inc. 4.500%                       1,670,000    2,430,852
   Due 08-15-15
Solazyme, Inc. (144A) 6.000%                 180,000      277,200
   Due 02-01-18 (b)
Solazyme, Inc. 5.000%                        670,000      726,950
   Due 10-01-19
Steel Dynamics, Inc.                       1,895,000    2,053,706
   5.125% Due 06-15-14(d)
Stillwater Mining Company                    965,000    1,253,728
   1.750% Due 10-15-32 (d)
Supernus Pharmaceuticals (144A)              650,000    1,233,375
   7.500% Due 05-01-19 (b)
TiVo, Inc. (144A)                            910,000    1,243,151
   4.000% Due 03-15-16(b)(d)
UTI Worldwide (144A) 4.500%                  570,000      602,775
   Due 03-01-19 (b)
WellPoint, Inc. (144A)                     1,100,000    1,608,750
   2.750% Due 10-15-42(b)(d)
Xilinx,Inc.                                  600,000    1,127,250
  2.625% Due 06-15-17(d)
Zaza Energy Corporation (144A)             1,100,000      770,000
  9.000% Due 08-01-17(b)

        Total United States                            42,113,521

Total Convertible Bonds (cost $62,088,255)             53,123,746


CORPORATE BONDS - 7%
Cayman Islands- 0%
Emerald Plantation Holdings                   201,528     153,161
    6.000% Due 01-15-20

Israel-2%
Jazz Technologies, Inc.                     1,400,000   1,400,000
    8.000% Due 06-30-15

United States - 3%
MIG,LLC Senior Secured Notes                5,158,766   2,373,032
   9.000% Cash, 8.500% PIK Due 12-31-16

United Kingdom-2%
SkyePharma (Reg S) 6.500%                     700,000   1,339,541
   Due 05-04-24 (e)

Total Corporate Bonds(cost $6,242,882)                  5,265,734

COMMON STOCK - 6%
Bahamas - 2%
Vedanta Resources Global Depository Receipt   162,493   1,222,459

Cayman Islands-0%
Emerald Plantation Holdings (c)               180,362      36,072

United States - 4%
Direxion Daily Gold Miners Bull 3X (c)        19,000      658,350
Durect Corporation (c)                        17,886       23,788
Emmis Communication (c)                      318,000    1,017,600
Radio One, Inc.(Class D) (c)                 160,430      760,438
School Specialty, Inc. (c)                     6,777      745,470

      Total United States                               3,205,646

      Total Common Stock (cost $4,078,940)              4,464,177


WARRANTS - 7%
United States - 7%

American International Group
   expire 1-19-21 (c)                         40,000      817,600
Capital One Financial Corporation
   expire 11-14-18 (c)                       29,500     1,042,825
General Motors Corporation-
   Class C expire 12-31-15 (c)               91,500       258,021
General Motors Corporation-
   Class B expire 07-10-19 (c)               49,500       861,795
JP Morgan Chase & Company,
   expire 10-28-18 (c)                       54,728     1,105,506
Kinder Morgan Energy Partners,
   expire 05-25-17(c)                     1,000,000     1,760,000
MIG, LLC, expire 02-25-15(c)                  1,076             0

      Total Warrants(cost $5,419,451)                   5,845,747

Call Options-3%
United States-3%
Allegheny Technologies (1/17/15 $20 Call)(c)    250       442,500
Direxion Daily Small Cap Bear 3X
   (1-18-14 $20 Call) (c)                     1,200       387,000
Energy XXI Ltd. (01-15-16 $15 Call)(c)          390       382,200
Sirius XM Radio, Inc.                        13,000     1,098,500
    (01-14-15 $2.50 Call)(c)

      Total Call Options (cost $2,473,955)              2,310,200

Term Loans-2%
United States-2%
School Specialty, Inc. term loan          1,439,125     1,421,136
   9.500% Due 06-11-19

     Total Term Loans (cost $1,410,125)                 1,421,136

Escrows-0%
Greece-0%
Excel Maritime Rights Offering               11,906       312,532

United States-0%
PMI Group escrow                            480,000             0
Sino Forest Corpotation escrow            1,180,000             0

     Total Escrows ($210,667)                             312,532

TOTAL INVESTMENTS (cost $76,103,927)                   86,731,457

SECURITIES SOLD SHORT-(2%)
COMMON STOCK- (2%)
United States-(2%)
   Allegheny Technologies, Inc.               (25,000)  (942,000)
   Carriage Services, Inc.                    (14,888)  (271,557)

Total Common Stock (proceeds $2,930,583)              (1,213,557)

TOTAL SECURITIES SOLD SHORT                          $(1,213,557)
(proceeds 2,930,583)

(a) This security is in default or deferral and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2014.

See notes to financial statements.

                                                       (concluded)



FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board ("FASB") Accounting
Standards Codification ("ASC") Topic 820,Fair Value Measurements
("Topic 820"),defines fair value,establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of March 31, 2014:

                            Level1      Level2      Level3      Total
Convertible Preferred
   Stock                $5,461,489  $6,832,496          $0  $12,293,985
Mandatory Convertible
   Preferred Stock               0   1,694,202           0    1,694,202
Convertible Bonds                0  53,095,426      28,325   53,123,751
Corporate Bonds                  0   3,926,193   1,339,541    5,265,734
Common Stock             2,460,176     781,542   1,222,459    4,464,177
Warrants                 5,845,747           0           0    5,845,747
Calls                    2,310,200           0           0    2,310,200
Term Loan                        0           0   1,421,136    1,421,136
Escrow                           0           0     312,532      312,532


Total Investments       $16,077,612 $66,329,859 $4,323,993  $86,731,464

The following table summarizes the inputs used to value the Fund's securities sold short as of March 31,2014:

                        Level1          Level2       Level3     Total

Common Stock         $ 1,213,557            0            0   $1,213,557

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                 Convertible  Corporate
                                    Bonds       Bonds       Warrants
Balance as of December 31, 2013    $28,325    $1,135,742    $      0
Realized gain                            0             0           0
Net change in appreciation               0       203,799           0
   (depreciation)
Purchases                                0             0           0
Sales/return of capital                  0             0           0
Transfers into Level 3                   0             0           0
Transfers out of Level 3                 0             0           0

Balance as of March 31, 2014       $28,325     $1,339,541    $     0


                                    Common         Term
                                     Stock         Loans      Escrow
Balance as of December 31, 2013 $1,256,396    $1,392,254         0
Realized gain                            0             0           0
Net change in appreciation         (33,937)       32,507     113,665
   (depreciation)
Purchases                                0             0     198,867
Sales/return of capital                  0        (3,625)          0
Transfers into Level 3                   0             0           0
Transfers out of Level 3                 0             0           0

Balance as of March 31, 2014    $1,222,459    $ 1,421,136   $312,532


The amount of total gains or losses for the year included in net assets attributable to the change in unrealized gains or losses related to Level 3 investments still held at the reporting date



Convertible     Corporate  Warrants Common    Term         Escrow
Bonds             Bonds             Stock     Loan
$0              $203,799     $0     $(33,937) $,2,507  $ (113,665)


The Fund's policy is to recognize transfers between Levels at the end of the reporting period.For the year ended March 31, 2014, there were no transfers between Levels 1, 2 or 3.

FASB Accounting Standards Update("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2014. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.


		  Fair Value at   Valuation     Unobservable  Amount/
Description       End of Year     Technique     Inputs        Range

Assets:
Convertible Bonds      $28,325    Broker quote
Corporate Bonds     $1,339,541    Broker quote
Common Stock        $1,222,459    Discount to   Liquidity       50%
                                  comparable    Discount
                                  securities
Term Loan          $1,421,136     Broker quote
Escrow               $312,532     Broker quote


The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock is a discount for lack of liquidity.
A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation of the Funds' investments is in accordance with policies and procedures adopted by and under the supervision of the Board of Directors.

Common Stock, certain convertible preferred securities and certain derivatives that are traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices. Common Stock, certian convertible preferred securities and certain derivatives traded over the counter are vlaued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day.

Convertible bond securities, corporate bond securities, certain convertible preferred securities and certian derivatives are valued at the mid-point of independent bid and offer quotes received from dealers or brokers who make markets in such securities.

Securities for which market quoations are not available are valued at the fair value as determined in good faith by the Investment Advisor with the oversight of the Board of Directors pursuant to Board of Director's approval procedures. In such cases, fair value is derived based on all relevent facts and circumstances including, among other things, fixed income and option pricing models and conversion value.